Financial assets and financial liabilities (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	R$ 2,652,426	R$ 2,088,961	R$ 1,065,188
Payments of principal	(162,853)	(50,038)	(146,489)
Payments of interest	(279,800)	(201,588)	(117,986)
Addition	101,753	617,494	986,838
Interest	298,527	216,130	136,121
Business combination	65,408		176,105
Other	(117)	(18,533)	(10,816)
Liabilities arising from financing activities, ending	2,675,344	2,652,426	2,088,961
Loans And Financing [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	1,882,901	1,374,876	617,485
Payments of principal	(112,630)	(1,791)	(107,766)
Payments of interest	(175,889)	(116,587)	(50,310)
Addition	5,288	496,885	809,539
Interest	197,678	127,559	68,909
Business combination			36,591
Other	3,427	1,959	428
Liabilities arising from financing activities, ending	1,800,775	1,882,901	1,374,876
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	769,525	714,085	447,703
Payments of principal	(31,473)	(28,511)	(20,075)
Payments of interest	(103,911)	(85,001)	(67,676)
Addition	77,715	100,873	158,651
Interest	100,849	88,571	67,212
Business combination	65,408		139,514
Other	(3,544)	(20,492)	(11,244)
Liabilities arising from financing activities, ending	874,569	769,525	714,085
Dividends Payable [member]
IfrsStatementLineItems [Line Items]
Payments of principal	(18,750)	(19,736)	(18,648)
Payments of interest
Addition	R$ 18,750	R$ 19,736	R$ 18,648